Equity Method Investment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Equity Method Investment [Abstract]
Beginning balance	$ 1,019,009	$ 1,228,269
Equity method investment gain (losses)	(13,404)	(138,124)	$ (66,970)
Consideration Received on Disposal	(350,181)
Exchange difference	50,575	(71,136)
Ending balance	$ 817,223	$ 1,019,009	$ 1,228,269